RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - C. Mer Industries Ltd [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Accrued expenses	$ 3,080	$ 339
Trade payables	$ 5,022	$ 1,170